Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net change in unrealized gains on securities, taxes	$ 42,587	$ 53,461	$ (55,020)
Net change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, taxes	$ 395	$ 533	$ (830)